Business Description (Details) - USD ($)					6 Months Ended
	Nov. 14, 2024	Oct. 23, 2024	Jul. 15, 2022	Jul. 08, 2021	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 02, 2019	Nov. 25, 2015
Business Description [Line Items]
Incorporated date					Jul. 08, 2021
Ordinary shares, authorized					500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001		$ 0.0001
Number of shares issued as stock split			16,990,000
Ordinary shares, outstanding					18,748,000		17,000,000
Gross proceeds (in Dollars)		$ 6,080,000.00			$ 5,227,732
Gross proceeds from over-allotment (in Dollars)	$ 910,000
Net proceeds (in Dollars)	$ 5,230,000
Yangzhou Bangshijie Kitchen Appliance Co., Ltd. [Member]
Business Description [Line Items]
Percentage of equity interests								90.00%
Nanjing Bangshijie Kitchen Appliance Co., Ltd. [Member]
Business Description [Line Items]
Percentage of equity interests									95.00%
Li Bang Kitchen Appliance, Suzhou Deji and Wuxi Li Bang [Member]
Business Description [Line Items]
Percentage of equity interests					100.00%
Maple Huang Holdings Limited [Member]
Business Description [Line Items]
Ordinary shares, issued					12,801,000
Ordinary shares, outstanding					17,000,000
Equity interest					75.30%
Maple Huang Holdings Limited [Member] | Huang Feng [Member]
Business Description [Line Items]
Equity interest					90.80%
Funa Lee Holdings Limited [Member]
Business Description [Line Items]
Ordinary shares, issued					2,635,000
Equity interest					15.50%
Li Bang International Corporation Inc. [Member]
Business Description [Line Items]
Ordinary shares, authorized				500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Ordinary shares, issued				10,000
Army Chan Holdings Limited [Member]
Business Description [Line Items]
Ordinary shares, issued					799,000
Delight Wang Holdings Limited [Member]
Business Description [Line Items]
Ordinary shares, issued					765,000
Common Stock [Member]
Business Description [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
IPO [Member]
Business Description [Line Items]
Ordinary shares, issued		1,520,000
Price per share (in Dollars per share)	$ 4	$ 4
IPO [Member] | Common Stock [Member]
Business Description [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Over-Allotment Option [Member]
Business Description [Line Items]
Additional shares issued	228,000